SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, the condensed consolidated financial statements include all adjustments necessary, which are of a normal and recurring nature, for the fair presentation of the Company’s financial position and of the results of operations and cash flows for the periods presented. These interim results are not necessarily indicative of the results to be expected for the fiscal year ending September 30, 2025 or for any other interim period or for any other future fiscal year. These condensed consolidated financial statements should be read in conjunction with the audited financial statements and footnotes included in Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2024.

Basis of presentation

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the assets, liabilities, revenue and expenses of the Company’s wholly-owned subsidiary, Permex Petroleum US Corporation. All intercompany balances and transactions have been eliminated.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE MONTHS ENDED DECEMBER 31, 2024

(UNAUDITED)

2. Significant Accounting Policies (cont’d…)

Principles of Consolidation

The accompanying consolidated financial statements include the assets, liabilities, revenue and expenses of the Company’s wholly-owned subsidiary, Permex Petroleum US Corporation. All intercompany balances and transactions have been eliminated.

Going concern of operations

Going concern of operations

These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company has incurred losses since inception in the amount of $18,018,373, has a working capital deficiency of $5,934,270 as of December 31, 2024 and has not yet achieved profitable operations. The Company requires equity or debt financings to fund its continuing operations, which it has been unable to secure in sufficient amounts to date, and there can be no assurances that it will be able to do so in the future. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company expects to raise additional funds through equity and debt financings. There is no assurance that such financing will be available in the future. During the three months ended December 31, 2024, the Company received additional debt subscription proceeds of $601,601 to complete a convertible debenture financing with total gross proceeds of $4,276,389. The $1,365,000 convertible debentures that matured on September 12, 2024 and accrued interest of $59,788 were retired in exchange for the new convertible debenture units. Management believes that these actions provide a path for the Company to continue as a going concern subject to its continued ability to raise funds to maintain its operations and manage its working capital deficiency.

In view of these matters, continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

Going concern of operations

These consolidated financial statements have been prepared on a going concern basis which assumes that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company has incurred losses since inception in the amount of $16,189,652, has a working capital deficiency of $5,857,870 as of September 30, 2024 and has not yet achieved profitable operations. The Company requires equity or debt financings to fund its continuing operation, which it has been unable to secure in sufficient amounts to date, and there can be no assurances that it will be able to do so in the future. The aforementioned factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued.

The Company expects to raise additional funds through equity and debt financings. There is no assurance that such financing will be available in the future. During the year ended September 30, 2024, the Company raised $1,365,000 through the issuance of convertible debentures and received additional proceeds of $2,250,000 from debt financing subscriptions. Subsequent to September 30, 2024, the Company received further subscription proceeds of $601,601 to complete a convertible debenture financing with total gross proceeds of $4,276,389. The $1,365,000 convertible debentures that matured on September 12, 2024 and accrued interest of $59,788 were retired in exchange for the new convertible debenture units. Management believes that these actions provide a path for the Company to continue as a going concern subject to its continued ability to raise funds to maintain its operations and manage its working capital deficiency.

In view of these matters, continuation as a going concern is dependent upon continued operations of the Company, which in turn is dependent upon the Company’s ability to meet its financial requirements, raise additional capital, and the success of its future operations. The financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

2. Significant Accounting Policies (cont’d…)

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Management evaluates these estimates and judgments on an ongoing basis and bases its estimates on experience, current and expected future conditions, third-party evaluations and various other assumptions that management believes are reasonable under the circumstances.

Significant estimates have been used by management in conjunction with the following: (i) the fair value of assets when determining the existence of impairment factors and the amount of impairment, if any; (ii) the costs of site restoration when determining decommissioning liabilities; (iii) the useful lives of assets for the purposes of depletion and depreciation; (iv) petroleum and natural gas reserves; and (v) share-based payments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Management evaluates these estimates and judgments on an ongoing basis and bases its estimates on experience, current and expected future conditions, third-party evaluations and various other assumptions that management believes are reasonable under the circumstances.

Significant estimates have been used by management in conjunction with the following: (i) the fair value of assets when determining the existence of impairment factors and the amount of impairment, if any; (ii) the costs of site restoration when determining decommissioning liabilities; (iii) the useful lives of assets for the purposes of depletion and depreciation; (iv) petroleum and natural gas reserves; and (v) share-based payments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash and cash equivalents. Cash and cash equivalents are recorded at cost, which approximates fair value. The Company had no cash equivalents as of September 30, 2024 and 2023.

Trade and other receivables

Trade and other receivables

Trade and other receivables are stated at net realizable value. The majority of customers have payment terms of 30 days or less. The Company’s oil and gas revenues are mainly derived from three significant customers. As a result, the Company’s trade receivables are exposed to a concentration of credit risk. The Company routinely assesses the financial strength of its customers. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance or if any accounts should be written off based on a past history of write-offs, collections, and current credit conditions. A receivable is considered past due if the Company has not received payments based on agreed-upon terms.

Property and equipment

Property and equipment

The Company follows the successful efforts method of accounting for its oil and gas properties. All costs for development wells along with related acquisition costs, the costs of drilling development wells, and related estimated future asset retirement costs are capitalized. Exploration costs, such as exploratory geological and geophysical costs, and costs associated with non-productive exploratory wells, delay rentals and exploration overhead are expensed. Costs of drilling exploratory wells are capitalized pending determination of whether the wells found proved reserves. Costs of wells that are assigned proved reserves remain capitalized. Costs also are capitalized for exploratory wells that have found crude oil and natural gas reserves even if the reserves cannot be classified as proved when the drilling is completed, provided the exploratory well has found a sufficient quantity of reserves to justify its completion as a producing well and the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project. The Company groups its oil and gas properties with a common geological structure or stratigraphic condition (“common operating field”) for purposes of computing depletion expenses, assessing proved property impairments and accounting for asset dispositions.

Capitalized costs of proved oil and gas properties are depleted by individual field using a unit-of-production method based on proved and probable developed reserves. Proved reserves are estimated using reserve engineer reports and represent the estimated quantities of crude oil, natural gas and natural gas liquids, which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

2. Significant Accounting Policies (cont’d…)

Property and equipment (cont’d…)

Proved oil and natural gas properties are assessed for possible impairment by comparing their carrying values with their associated undiscounted future net cash flows. Events that can trigger assessments for possible impairments include write-downs of proved reserves based on field performance, significant decreases in the market value of an asset (including changes to the commodity price forecast or carbon costs), significant change in the extent or manner of use of or a physical change in an asset, and a more-likely-than-not expectation that a long-lived asset or asset group will be sold or otherwise disposed of significantly sooner than the end of its previously estimated useful life. Impaired assets are written down to their estimated fair values, generally their discounted, future net cash flows. For proved oil and natural gas properties, the Company performs impairment reviews on a field basis, annually or as appropriate.

Other corporate property and equipment consist primarily of leasehold improvements, vehicle, and office furniture and equipment and are stated at cost less accumulated depreciation. The capitalized costs are generally depreciated on a straight line basis over their estimated useful lives ranging from three to five years.

For property dispositions, measurement is at fair value, unless the transaction lacks commercial substance or fair value cannot be reliably measured. Where the exchange is measured at fair value, a gain or loss is recognized in net income.

Gains or losses are recorded for sales or dispositions of oil and gas properties which constitute an entire common operating field or which result in a significant alteration of the common operating field’s depletion rate. These gains and losses are classified as asset dispositions in the accompanying consolidated statements of loss and comprehensive loss. Partial common operating field sales or dispositions deemed not to significantly alter the depletion rates are generally accounted for as adjustments to capitalized costs with no gain or loss recognized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company assesses long-lived assets for impairment in accordance with the provisions of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) regarding long-lived assets. It requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable through the estimated undiscounted cash flows expected to result from the use and eventual disposition of the assets. Whenever any such impairment exists, an impairment loss will be recognized for the amount by which the carrying value exceeds the fair value. As of September 30, 2024 and 2023, no impairment charge has been recorded.

Asset retirement obligations

Asset retirement obligations

The Company recognizes asset retirement obligations (“ARO”) associated with tangible assets such as well sites when there is a legal obligation associated with the retirement of such assets and the amount can be reasonably estimated. The ARO are measured at the present value of management’s best estimate of the future remediation expenditures at the reporting date. The initial measurement of an ARO is recorded as a liability at its fair value, with an offsetting asset retirement cost recorded as an increase to the associated property and equipment on the consolidated balance sheet. When the assumption used to estimate a recorded ARO change, a revision is recorded to both the ARO and the asset retirement cost. The ARO is accreted to its then present value each period, and the asset retirement cost is depreciated using a systematic and rational method similar to that used for the associated property and equipment.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

2. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Fair value measurement

Fair value measurement

Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expands disclosures about fair value measurements.

The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy based on the priority of the inputs to the valuation technique used to determine fair value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used in the determination of the fair value measurement fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement.

Assets and liabilities valued at fair value are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Inputs that utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 – Inputs that include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument. Fair values for these instruments are estimated using pricing models, quoted prices of securities with similar characteristics, or discounted cash flows.

Level 3 – Inputs that are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity.

The carrying values of cash, trade receivable, other current receivables, due from/to related parties, trade payable, other current payables, accrued expenses, convertible debenture and lease liability included in the accompanying consolidated balance sheets approximated fair value at September 30, 2024 and 2023. The financial statements as of and for the years ended September 30, 2024 and 2023, do not include any recurring or nonrecurring fair value measurements relating to assets or liabilities.

Subsequent to initial recognition, the Company may re-measure the carrying value of assets and liabilities measured on a nonrecurring basis to fair value. Adjustments to fair value usually result when certain assets are impaired. Such assets are written down from their carrying amounts to their fair value.

Professional standards allow entities the irrevocable option to elect to measure certain financial instruments and other items at fair value for the initial and subsequent measurement on an instrument-by-instrument basis. The Company has not elected to measure any existing financial instruments at fair value. However, it may elect to measure newly acquired financial instruments at fair value in the future.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding in the period. The diluted EPS reflects all dilutive potential common share equivalents, in the weighted average number of common shares outstanding during the period, if dilutive. All of the outstanding convertible securities, stock options and warrants were anti-dilutive for the years ended September 30, 2024 and 2023.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

2. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Leases

Leases

At inception of a contract, the Company assesses whether a contract is or contains a lease based on whether the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date.

The lease obligation is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability. The lease liability is subsequently measured at amortized cost using the effective interest rate method.

Share capital

Share capital

The Company records proceeds from the issuance of its common shares as equity. Incremental costs directly attributable to the issue of new common shares are shown in equity as a deduction from the proceeds. Common shares issued for consideration other than cash are valued based on their fair value at the date that the shares are issued.

Share purchase warrants

Share purchase warrants

The fair value of warrants is determined using the Black-Scholes option pricing model. Proceeds from the issuance of private placement units are allocated between the private placement warrants and common shares on a relative fair value basis. Share purchase warrants with exercise prices denominated in a currency other than its functional currency are classified as a liability. Proceeds from the issuance of private placement units are first allocated to the warrant liability based on their fair value and the residual is allocated to common shares issued while for equity warrants, proceeds are allocated to common stock and additional paid in capital on a relative fair value basis. The changes in fair value of the warrant liability are recorded in the statement of loss and comprehensive loss.

Warrants issued for oil and gas interests and warrants issued as finder’s fees are share-based payments and are measured at fair value on the date of the grant as determined using the Black-Scholes option pricing model.

Share-based payments

Share-based payments

The Company issues stock options and other share-based compensation to directors, employees and other service providers. Equity awards including stock options and share purchase warrants are measured at grant date at the fair value of the instruments issued and amortized over the vesting periods using a graded vesting approach. The number of options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount ultimately recognized as an expense is based on the number of options that eventually vest. The Company has elected to account for forfeitures as they occur rather than estimate expected forfeitures.

The fair value of the equity awards is determined using the Black-Scholes option pricing model. Measurement inputs include share price on measurement date, exercise price of the instrument, expected volatility (based on weighted average historic volatility), weighted average expected life of the instruments (based on historical experience), expected dividends, and the risk-free interest rate (based on government bonds).

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

2. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Revenue

Revenue

In accordance with ASC 606, Revenue from Contracts with Customers, the Company recognizes revenue when the performance obligation is satisfied, which typically occurs at the point in time when control of the product transfer to the customer. For natural gas, this is generally at the time product enters the pipeline. For crude oil, this is generally at the time the product is loaded into customer operated transports. Revenue is measured net of discounts, customs duties, royalties and withholding tax. Royalty income represents net revenue interests from certain crude oil and natural gas wells and is recognized upon the operators of the properties producing revenue from subject oil and gas wells.

The Company records revenue in the month production is delivered to the purchaser. However, production statements for oil and gas sales may not be received until the following month end after the products are purchased, and as a result, the Company is required to estimate the amount of revenue to be received. The Company records the differences between its estimates and the actual amounts received for revenue in the month that payment is received from the customer. The Company believes that the pricing provisions of its oil, natural gas and natural gas liquids contracts are customary in the industry. To the extent actual volumes and prices of oil and natural gas sales are unavailable for a given reporting period because of timing or information not received from third parties, the revenue related to sales volumes and prices for those good sold are estimated and recorded.

The Company does not have any contract assets or liabilities, or capitalized contract costs.

Foreign Currency

Foreign Currency

These consolidated financial statements are presented in United States dollars (“U.S. dollar”). The functional currency of the Company and the subsidiary of the Company is the U.S. dollar. Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary assets and liabilities that are denominated in foreign currencies are translated at the rates prevailing at that date. All gains and losses on these foreign currency transactions are charged to profit or loss.

PERMEX PETROLEUM CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2024 AND 2023

2. SIGNIFICANT ACCOUNTING POLICIES (cont’d…)

Income taxes

Income taxes

Current taxes receivable or payable are estimated on taxable income or loss for the current year at the statutory tax rates enacted or substantively enacted at the reporting date.

Deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred income tax assets and liabilities are measured at the tax rates that have been enacted or substantially enacted at the end of the reporting period and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled. Deferred income tax assets also result from unused loss carry forwards, resource related pools and other deductions. At the end of each reporting year the Company reassesses unrecognized deferred tax assets. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to offset current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority.

The Company recognizes a tax benefit in the financial statements for an uncertain tax position only if management assesses that the position is more likely than not (i.e., a likelihood greater than 50%) to be allowed by the tax jurisdiction, based solely on the technical merits of the position. The term “tax position,” as defined in the accounting standards for income taxes, refers to a position in a previously filed tax return or a position expected to be taken in a future tax return. This position is reflected in the measurement of current or deferred income tax assets and liabilities for interim or annual periods.

New accounting standards

New accounting standards

In November 2023, the FASB issued ASU 2023 - 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which becomes effective for fiscal years beginning after December 15, 2024. This update requires public entities to disclose significant expenses for reportable segments in both interim and in annual reporting periods, while entities with only a single reportable segment must now provide all segment disclosures required both in ASC 280 and under the amendments in ASU 2023-07. The Company does not expect the standard to have a material effect on its consolidated financial statements and has begun evaluating disclosure presentation alternatives.

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic740) Improvements to Income Tax Disclosures, which becomes effective for fiscal years beginning after December 15, 2024. The standard requires companies to disclose specific categories in the income tax rate reconciliation table and the amount of income taxes paid per major jurisdiction. The Company does not expect the standard to have a material effect on its consolidated financial statements and has begun evaluating disclosure presentation alternatives.

New accounting standards

In November 2023, the FASB issued ASU 2023 - 07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which becomes effective for fiscal years beginning after December 15, 2024. This update requires public entities to disclose significant expenses for reportable segments in both interim and in annual reporting periods, while entities with only a single reportable segment must now provide all segment disclosures required both in ASC 280 and under the amendments in ASU 2023-07. The Company does not expect the standard to have a material effect on its consolidated financial statements and has begun evaluating disclosure presentation alternatives.

In December 2023, the FASB issued ASU 2023 - 09, Income Taxes (Topic740) Improvements to Income Tax Disclosures, which becomes effective for fiscal years beginning after December 15, 2024. The standard requires companies to disclose specific categories in the income tax rate reconciliation table and the amount of income taxes paid per major jurisdiction. The Company does not expect the standard to have a material effect on its consolidated financial statements and has begun evaluating disclosure presentation alternatives.